Retirement plans - Defined contribution pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Defined contribution pension plans	$ 9.6	$ 8.7